File Number:
85-860
For the reporting period ended
December 31, 2000

02004703

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-2 (A)

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS
REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

RECEIVED APR 01 2002

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

Community First Bank & Trust

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ■ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

PROCESSED
JUL 10 2002
THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ■ No

d. If the answer to subsection (c) is yes, provide name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

SEC 2113 (12-00)

8/1

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)

☐ Comptroller of the Currency
■ Federal Deposit Insurance Corporation
☐ Board of Governors of the Federal Reserve System
☐ Securities and Exchange Commission

b. During the reporting period, has the Registrant amended From TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

☐ Yes, filed amendment(s)
☐ No, failed to file amendment(s)
■ Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

____
____
____
____

If the response to any of the questions 4-11 below is none or zero, center "0."

4. Number of items received for transfer during the reporting period: 64

5. a. Total number of individual security holder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 17316

b. Number of individual security holder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 0

c. Number of individual security holder DRS accounts as of December 31: 0

d. Approximate percentage of individual security holder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
100%	0	0	0	0	0

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master security holder files:	1*					
b. Receives items for transfer but does not maintain the master security holder files:						
c. Does not receive items for transfer but maintains the master security holder files:						

::ODMA\PCDOCS\DOCS\856012\1

*Community First Bank & Trust (the "Bank") acts as transfer agent on its own behalf. The Bank receives items for transfer and maintains the master securityholder files for one issue of authorized capital stock of the Bank.

7. Scope of certain additional types of activities performed:

a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 0

b. Number of issues for which DRS services were provided, as of December 31: 0

c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
i. number of issues 0
ii. amount (in dollars) 0

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	0	0
ii. Market value (in dollars)	0	0

b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

■ Yes ☐ No

d. If the answer to subsection (c) is no, provide an explanation for each failure to file:

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

■ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

i. Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2 0

ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. 0

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:

a. Total number of transactions processed: 0

b. Number of transactions processed on a date other than date of receipt of order (as ofs): 0

11. a. During the reporting period, provide the date of all database searches conducted for lost security holder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Security Holder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
N/A	0	0

b. Number of lost security holder accounts that have been remitted to states during the reporting period: 0

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title:
Donna R. Fogg	**Chief Administrative Officer** \VP Telephone number: **(931) 380-2265**
Name of Official responsible for Form: (First name, Middle name, Last name) **Donna R. Fogg**	Date signed: (Month/Day/Year) 3-27-01

File Number	Supplement to Form TA-2
For the reporting period ended December 31, _____	Full Name of Registrant

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):
N/A	